Digital Assets - Schedule of Represents the Changes in Quantity of BNB and the Respective Fair Value (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Schedule of Represents the Changes in Quantity of BNB and the Respective Fair Value [Line Items]
Beginning balance, Fair Value	$ 3,708,612
Net realized gain on investments in BNB, Fair Value	$ 81,730
Ending balance, Native BNB	2,003,139
Ending balance, Fair Value	$ 3,708,612
BitGo Trust [Member]
Schedule of Represents the Changes in Quantity of BNB and the Respective Fair Value [Line Items]
Beginning balance, Fair Value	1,710,836
BNB purchased, Fair Value	6,655,558
BNB sold, Fair Value	(5,026,452)
Net realized gain on investments in BNB, Fair Value	81,730
Ending balance, Fair Value	1,710,836
Native BNB [Member]
Schedule of Represents the Changes in Quantity of BNB and the Respective Fair Value [Line Items]
Beginning balance, Fair Value	$ 1,710,836
Ending balance, Native BNB	3,136
Ending balance, Fair Value	$ 1,710,836
Native BNB [Member] | BitGo Trust [Member]
Schedule of Represents the Changes in Quantity of BNB and the Respective Fair Value [Line Items]
Beginning balance, Native BNB
BNB purchased, Native BNB	8,423
BNB sold, Native BNB	(5,107)
Net realized gain on investments in BNB, Native BNB
Ending balance, Native BNB	3,316